Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Sep. 08, 2020	Mar. 19, 2020	Nov. 23, 2018	Apr. 17, 2020	Jan. 15, 2020
Financial Instruments (Details) [Line Items]
Bridge loan amount					$ 50
Interest payable				$ 2
Aggregate amount or credit amount	$ 200
Credit facility amount	100
Credit facility and remaining available drawn amount	$ 100
Loan amount due term	1 year
Loan amount raised	$ 1,500
Description of Issuance of convertible debentures	The Lender was entitled to a transaction and interest fee of $5 (plus VAT) that was offset from the Credit Facility for the immediately drawn $100 and 5% from any additional withdrawal amount from the Credit Facility. On November 24, 2020, the Loan Amount was fully repaid by the Company.		the Company entered into a securities purchase agreement with Dekel Pharmaceutical Ltd. (“Dekel”) pursuant to which Dekel agreed to invest in the Company through a private placement transaction (the “Private Placement”). At the time of the Private Placement, Dekel was considered as a related party to the Company; however, it is no longer a related party to the Company. In connection with the Private Placement, Dekel received convertible promissory notes (the “Notes”), with an aggregate original principal amount of approximately $350, at an aggregate purchase price of $315 to be paid in several tranches spread across a twelve-month period. In addition, the Company issued a warrant to purchase up to 314,285 ordinary shares of the Company (the “Private Placement Warrant”) and 40,000 ordinary shares. The initial tranche of the Private Placement was for a principal amount of $220 at a purchase price of $198. The Notes are unsecured, have a maturity date of March 23, 2021, bear interest at a rate of 12% per annum, and may be converted, at the election of the holder, into ordinary shares at an initial conversion price of $0.35 per ordinary share (the “Fixed Conversion Price”), subject to adjustments. After the six-month anniversary of the issuance of the Notes, the conversion price shall be equal to the lower of the Fixed Conversion Price or 70% of the lowest trading price of the ordinary shares as reported on Nasdaq or any exchange upon which the ordinary shares of the Company are traded at such time, for the 20 prior trading days including the day upon which a notice of conversion is received by the Company or its transfer agent. The Private Placement Warrant is exercisable at any time on or after the actual closing date and on or prior to the close of business on the five-year anniversary of the date of issuance, at an initial exercise price of $0.35 per ordinary share, subject to adjustment. On November 8, 2020, the Notes were terminated and the initial tranche was fully repaid by the Company.General Overview of Valuation Approaches used in the Valuation: Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Economic methodology: The warrants’ fair value was calculated using the Black–Scholes OPM, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:
Cash paid for principal amount		$ 350
Purchase price		$ 315
Issued of warrant (in Shares)		314,285
Maturity date		Mar. 23, 2021
Interest rate		12.00%
Initial conversion price (in Dollars per share)		$ 0.35
Conversion price		70.00%
Ordinary share exercise price (in Dollars per share)		$ 0.35
ADSs [Member]
Financial Instruments (Details) [Line Items]
Issued of warrant (in Shares)		40,000
Private Placement [Member]
Financial Instruments (Details) [Line Items]
Cash paid for principal amount		$ 220
Purchase price		$ 198